Expense Example {- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-25 - Franklin International Small Cap Fund	May 03, 2021 USD ($)
Class A
Expense Example:
1 year	$ 675
3 years	953
5 years	1,251
10 years	2,097
Class C
Expense Example:
1 year	308
3 years	656
5 years	1,131
10 years	2,444
Class R
Expense Example:
1 year	157
3 years	504
5 years	873
10 years	1,913
Class R6
Expense Example:
1 year	97
3 years	306
5 years	533
10 years	1,185
Advisor Class
Expense Example:
1 year	107
3 years	348
5 years	609
10 years	$ 1,354